Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Right-of-Use Asset	$ 1,854	$ 1,480	$ 1,060
Operating Lease, Weighted Average Remaining Lease Term	32 months
Outstanding purchase commitments for inventory components	$ 51,110	$ 43,169